Leases (Tables)	12 Months Ended
Dec. 31, 2022
Lease [Abstract]
Schedule of maturity lease obligations
Twelve Months Ending December 31,	Operating Lease Amount	Operating Lease Amount
	RMB	USD
2023	3,359,149 *	482,318
2024	220,062	31,597
2025	—	—
2026	—	—
2027	—	—
Total lease payments	3,579,211	513,915
Less: Interest	(46,374)	(6,659)
Present value of lease liabilities	3,532,837	507,256

*        Include the operating leases with a term less than one year.